SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Securitized Utility Tariff Property Servicing Agreement, dated as of December 20, 2024 (the “Servicing Agreement”), between, UNION ELECTRIC COMPANY, D/B/A AMEREN MISSOURI, a Missouri corporation, as servicer (the “Servicer”), and AMEREN MISSOURI SECURITIZATION FUNDING I, LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the October 1, 2025, Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

			Collection Periods:	December 2024 - September 2025
			Payment Date:	October 1, 2025

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
	Securitized Utility Tariff Charge Remittance
		a.	Estimated Monthly Securitized Utility Tariff Charges Remitted for December 2024 Collection Period	$—
		b.	Estimated Monthly Securitized Utility Tariff Charges Remitted for January 2025 Collection Period	$955,366.83
		c.	Estimated Monthly Securitized Utility Tariff Charges Remitted for February 2025 Collection Period	$5,275,986.11
		d.	Estimated Monthly Securitized Utility Tariff Charges Remitted for March 2025 Collection Period	$6,009,281.83
		e.	Estimated Monthly Securitized Utility Tariff Charges Remitted for April 2025 Collection Period	$4,779,941.36
		f.	Estimated Monthly Securitized Utility Tariff Charges Remitted for May 2025 Collection Period	$4,267,161.22
		g.	Estimated Monthly Securitized Utility Tariff Charges Remitted for June 2025 Collection Period	$4,232,190.35
		h.	Estimated Monthly Securitized Utility Tariff Charges Remitted for July 2025 Collection Period	$4,978,643.21
		i	Estimated Monthly Securitized Utility Tariff Charges Remitted for August 2025 Collection Period	$6,501,452.60
		j	Estimated Monthly Securitized Utility Tariff Charges Remitted for September 2025 Collection Period	$6,110,733.63
	i.	Total Estimated Monthly Securitized Utility Tariff Charge Remittances		$43,110,757.14

	ii.	Investment Earnings on Collection Account
		iii.	Investment Earnings on Capital Subaccount	$54,888.26
		iv.	Investment Earnings on Excess Funds Subaccount	$—
		v.	Investment Earnings on General Subaccount	$340,583.97
	vi.	General Subaccount Balance (sum of i through v above)		$43,506,229.37
	vii.	Excess Funds Subaccount Balance as of Prior Payment Date		$—
	viii.	Capital Subaccount Balance as of Prior Payment Date		$2,380,605.00
	ix.	Collection Account Balance (sum of vi through viii above)		$45,886,834.37

2.	Outstanding Amounts as of Prior Payment Date:
	i.	Tranche A-1 Outstanding Principal Amount		$476,121,000.00

3.	Required Funding/Payments as of Current Payment Date (4.i through 4.x):					$35,911,002.62

	Principal					Principal Due
	i.	Tranche A-1				$17,384,423.00

	Interest Tranche		Interest Rate	Days in Interest Period[1]	Principal Balance	Interest Due
	ii.	Tranche A-1	4.85%	281	476,121,000.00	$18,024,486.25

					Required Level	Funding Required
	iii.	Capital Subaccount			2,380,605.00	$—

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
	i.	Indenture Trustee Fees and Expenses; Indemnity Amounts (subject to $200,000 cap per annum)				$7,500.00
	ii.	Servicing Fee				$178,545.38
	iii.	Administration Fee				$37,500.00
	iv.	Other Ongoing Financing Costs Expenses (Excluding Income Taxes)				$156,780.04
	v.	Semi-Annual Interest (including any past-due for prior periods)				$18,024,486.25

	Interest by Tranche			Aggregate	Per $1000 of Original Principal Amount
			a. Tranche A-1 Interest Payment	$18,024,486.25	$37.86

	vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date				$—
	vii.	Semi-Annual Principal				$17,384,423.00

	Principal by Tranche			Aggregate	Per $1000 of Original Principal Amount
			a. Tranche A-1 Principal Payment	$17,384,423.00	$36.51

	viii.	Other Ongoing Financing Costs, Income Taxes				$—
	ix.	Amount by which Required Capital Level Exceeds Capital Subaccount				$—
	x.	Return on Ameren Missouri Capital Contribution				$121,767.95
	xi.	Deposit to Excess Funds Subaccount				$7,595,226.75
	xii.	Released to Issuer Upon Retirement of All Notes				$—
	xiii.	Aggregate Remittances as of Current Payment Date				$43,506,229.37

5.	Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):
	i.	Excess Funds Subaccount	$—
	ii.	Capital Subaccount	$—
	iii.	Total Withdrawals	$—

6.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
	i.	Tranche A-1	$458,736,577.00
	ii.	Excess Funds Subaccount Balance including Investment Earnings	$7,595,226.75
	iii.	Capital Subaccount Balance	$2,380,605.00
	iv.	Aggregate Collection Account Balance	$9,975,831.75

7.	Shortfalls in Interest and Principal Payments as of Current Payment Date
	i.	Semi-Annual Interest
		Tranche A-1	$—

	ii.	Semi-Annual Principal
		Tranche A-1	$—

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date
	i.	Capital Subaccount	$—

1 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

SERVICER:
Union Electric Company d/b/a/ Ameren Missouri, a Missouri corporation

/s/ Mitchell J. Lansford
Name: Title: Date:	Mitchell J. Lansford Vice President and Treasurer September 23, 2025